Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 16, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 31, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome; as noted below, the first target outcome period for certain PGIM Nasdaq-100 Buffer 12 ETFs will be less than one year). The Target Outcome Period for each Fund is disclosed in the table below. The downside buffer (before fees and expenses) for the Target Outcome Period for each Fund is also disclosed below.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerTarget Outcome PeriodCapInvestment ObjectivePGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 2025Gross: 7.54%Net: 7.04%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period January 1, 2025 through December 31, 2025 is 7.54% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 2025Gross: 17.08%Net: 16.58%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through December 31, 2025 is 17.08% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 2025Gross: 3.75%Net: 3.63%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through March 31, 2025 is 3.75% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 2025Gross: 8.09%Net: 7.84%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through June 30, 2025 is 8.09% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 2025Gross: 12.56%Net: 12.18%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through September 30, 2025 is 12.56% (before fees and expenses).* Takes into account the Fund’s unitary management fee. For the Target Outcome Periods that are less than one-year, the Fund’s unitary management fee has been applied pro rata.In connection with the onset of the Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
PGIM Nasdaq-100 Buffer 12 ETF - July
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 31, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome; as noted below, the first target outcome period for certain PGIM Nasdaq-100 Buffer 12 ETFs will be less than one year). The Target Outcome Period for each Fund is disclosed in the table below. The downside buffer (before fees and expenses) for the Target Outcome Period for each Fund is also disclosed below.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerTarget Outcome PeriodCapInvestment ObjectivePGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 2025Gross: 7.54%Net: 7.04%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period January 1, 2025 through December 31, 2025 is 7.54% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 2025Gross: 17.08%Net: 16.58%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through December 31, 2025 is 17.08% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 2025Gross: 3.75%Net: 3.63%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through March 31, 2025 is 3.75% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 2025Gross: 8.09%Net: 7.84%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through June 30, 2025 is 8.09% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 2025Gross: 12.56%Net: 12.18%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through September 30, 2025 is 12.56% (before fees and expenses).* Takes into account the Fund’s unitary management fee. For the Target Outcome Periods that are less than one-year, the Fund’s unitary management fee has been applied pro rata.In connection with the onset of the Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
PGIM S&P 500 Max Buffer ETF - January
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 31, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome; as noted below, the first target outcome period for certain PGIM Nasdaq-100 Buffer 12 ETFs will be less than one year). The Target Outcome Period for each Fund is disclosed in the table below. The downside buffer (before fees and expenses) for the Target Outcome Period for each Fund is also disclosed below.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerTarget Outcome PeriodCapInvestment ObjectivePGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 2025Gross: 7.54%Net: 7.04%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period January 1, 2025 through December 31, 2025 is 7.54% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 2025Gross: 17.08%Net: 16.58%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through December 31, 2025 is 17.08% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 2025Gross: 3.75%Net: 3.63%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through March 31, 2025 is 3.75% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 2025Gross: 8.09%Net: 7.84%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through June 30, 2025 is 8.09% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 2025Gross: 12.56%Net: 12.18%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through September 30, 2025 is 12.56% (before fees and expenses).* Takes into account the Fund’s unitary management fee. For the Target Outcome Periods that are less than one-year, the Fund’s unitary management fee has been applied pro rata.In connection with the onset of the Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
PGIM Nasdaq-100 Buffer 12 ETF - October
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 31, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome; as noted below, the first target outcome period for certain PGIM Nasdaq-100 Buffer 12 ETFs will be less than one year). The Target Outcome Period for each Fund is disclosed in the table below. The downside buffer (before fees and expenses) for the Target Outcome Period for each Fund is also disclosed below.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerTarget Outcome PeriodCapInvestment ObjectivePGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 2025Gross: 7.54%Net: 7.04%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period January 1, 2025 through December 31, 2025 is 7.54% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 2025Gross: 17.08%Net: 16.58%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through December 31, 2025 is 17.08% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 2025Gross: 3.75%Net: 3.63%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through March 31, 2025 is 3.75% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 2025Gross: 8.09%Net: 7.84%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through June 30, 2025 is 8.09% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 2025Gross: 12.56%Net: 12.18%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through September 30, 2025 is 12.56% (before fees and expenses).* Takes into account the Fund’s unitary management fee. For the Target Outcome Periods that are less than one-year, the Fund’s unitary management fee has been applied pro rata.In connection with the onset of the Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
PGIM Nasdaq-100 Buffer 12 ETF - January
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 31, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome; as noted below, the first target outcome period for certain PGIM Nasdaq-100 Buffer 12 ETFs will be less than one year). The Target Outcome Period for each Fund is disclosed in the table below. The downside buffer (before fees and expenses) for the Target Outcome Period for each Fund is also disclosed below.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerTarget Outcome PeriodCapInvestment ObjectivePGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 2025Gross: 7.54%Net: 7.04%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period January 1, 2025 through December 31, 2025 is 7.54% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 2025Gross: 17.08%Net: 16.58%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through December 31, 2025 is 17.08% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 2025Gross: 3.75%Net: 3.63%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through March 31, 2025 is 3.75% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 2025Gross: 8.09%Net: 7.84%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through June 30, 2025 is 8.09% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 2025Gross: 12.56%Net: 12.18%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through September 30, 2025 is 12.56% (before fees and expenses).* Takes into account the Fund’s unitary management fee. For the Target Outcome Periods that are less than one-year, the Fund’s unitary management fee has been applied pro rata.In connection with the onset of the Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
PGIM Nasdaq-100 Buffer 12 ETF - April
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 31, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome; as noted below, the first target outcome period for certain PGIM Nasdaq-100 Buffer 12 ETFs will be less than one year). The Target Outcome Period for each Fund is disclosed in the table below. The downside buffer (before fees and expenses) for the Target Outcome Period for each Fund is also disclosed below.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerTarget Outcome PeriodCapInvestment ObjectivePGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 2025Gross: 7.54%Net: 7.04%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period January 1, 2025 through December 31, 2025 is 7.54% (before fees and expenses). The downside buffer for the period is 100% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 2025Gross: 17.08%Net: 16.58%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through December 31, 2025 is 17.08% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 2025Gross: 3.75%Net: 3.63%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through March 31, 2025 is 3.75% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 2025Gross: 8.09%Net: 7.84%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through June 30, 2025 is 8.09% (before fees and expenses).PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 2025Gross: 12.56%Net: 12.18%*The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through September 30, 2025 is 12.56% (before fees and expenses).* Takes into account the Fund’s unitary management fee. For the Target Outcome Periods that are less than one-year, the Fund’s unitary management fee has been applied pro rata.In connection with the onset of the Target Outcome Period, the Fund’s prospectus is amended as set forth below:■The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.■All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.